Income Taxes Income Tax Rate Reconciliation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2016	Mar. 31, 2015
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Notional U.S. federal income taxes at statutory rate	$ 566	$ 513	$ 441
Income taxed at other rates	(286)	(273)	(203)
Change in valuation allowance	18	6	(29)
Other change in tax reserves	(4)	(13)	(13)
Witholding taxes	57	48	17
Tax credits	(89)	(52)	(12)
Change in tax law	0	15	6
Tax settlements	0	0	(26)
Other adjustments	(7)	(4)	(7)
Total income tax expense	255	240	174
Effective tax rate	16.00%	16.00%	14.00%
Income Tax Reconciliation, Increase (Decrease) from Settlements with Taxing Authorities			26
Income Tax Reconciliation, Other Reconciling Items [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Income Taxed at Other Rates Foreign Income Rate Differential in China, Turkey, and Honduras	67	71	37
Income Tax Holiday, Aggregate Dollar Amount	28	23	13
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.09	$ 0.07	$ 0.04
Research and Development Tax Credit		19
Reduction in Tax Reserves Due to Resolution of Open Issues With Tax Authorities			(30)
Income Tax Reconciliation, Increase (Decrease) Resulting from Foreign Transfer Pricing Positions			17
Her Majesty's Revenue and Customs (HMRC) [Member] | Foreign Tax Authority [Member]
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Change in tax law		$ 12	$ 6
Income Tax Reconciliation, Other Reconciling Items [Abstract]
Corporate Income Tax Rate		23.00%
Subsequent Event | Her Majesty's Revenue and Customs (HMRC) [Member] | Foreign Tax Authority [Member]
Income Tax Reconciliation, Other Reconciling Items [Abstract]
Corporate Income Tax Rate				20.00%	21.00%